AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.3%
Long-Term Municipal Bonds – 95.4%
Alabama – 2.6%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054	$	5,000	$5,475,503
Series 2023-D 5.408% (SOFR + 1.85%), 06/01/2049(a)		5,000	5,075,968
County of Jefferson AL Series 2017 5.00%, 09/15/2033		1,000	1,059,879
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053		1,000	1,091,279
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.608% (SOFR + 2.05%), 11/01/2053(a)		2,000	2,000,070
Series 2023-B 5.758% (SOFR + 2.20%), 04/01/2054(a)		3,000	3,027,516
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036		2,500	2,558,859
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042		3,010	3,150,906
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050		11,135	11,161,077
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054		2,500	2,662,646
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053		1,000	1,039,395
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	2,009,235
Series 2022-A 5.978% (SOFR + 2.42%), 01/01/2053(a)		2,000	2,088,837
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		2,000	2,123,744
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		4,000	4,226,862

			48,751,776

	Principal Amount (000)		U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$	325	$337,075
Series 2018 7.125%, 09/01/2038(b)		1,490	1,630,279

			1,967,354

Arizona – 3.5%
Arizona Board of Regents (Arizona State University) Series 2023 5.00%, 07/01/2042		4,020	4,529,612
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033		9,175	9,255,867
5.00%, 12/01/2034		3,440	3,469,024
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062		1,575	1,584,657
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c) (d) (e)		3,725	223,500
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,068,694
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030		2,000	1,712,397
2.742%, 07/01/2035		2,000	1,589,256
2.842%, 07/01/2036		2,000	1,574,107
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032		1,000	799,753
2.521%, 07/01/2036		2,500	1,889,573
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		2,000	1,963,463
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(b)		1,355	1,292,006
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)		1,000	1,008,415
7.00%, 11/15/2057(b)		1,000	1,065,481

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	$	1,670	$1,493,273
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(b)		1,000	1,022,436
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034		1,000	1,076,693
5.00%, 07/01/2035		6,000	6,446,941
5.00%, 07/01/2036		7,800	8,349,324
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050		10,000	10,954,491
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(b)		1,000	1,007,227
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)		1,200	850,298

			65,226,488

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.38%, 07/01/2048(b)		1,100	1,208,182
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		500	509,287

			1,717,469

California – 11.5%
Alameda Corridor Transportation Authority Series 2022-A 5.35%, 10/01/2048(f)		4,000	2,195,308
AGM Series 2024 Zero Coupon, 10/01/2053		2,000	466,178
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(e) (g)		4,936	4,962,502
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		5,000	5,317,557
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		8,660	9,161,263

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	$	2,745	$2,929,316
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.188% (SOFR + 1.63%), 07/01/2053(a)		2,000	2,001,904
5.228% (SOFR + 1.67%), 02/01/2054(a)		2,000	2,000,310
Series 2024 5.00%, 05/01/2054		2,000	2,146,617
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)		2,000	1,725,381
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)		5,000	4,151,285
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)		1,000	699,244
4.00%, 08/01/2046(b)		990	853,836
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)		1,000	678,722
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)		2,000	1,683,878
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2035		1,300	1,355,227
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045		4,000	4,033,767
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(b)		7,200	7,199,000
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035		1,000	1,076,870
5.00%, 05/15/2036		1,215	1,301,568

	Principal Amount (000)		U.S. $ Value

5.00%, 05/15/2037	$	1,000	$1,064,608
5.00%, 05/15/2038		2,250	2,382,635
5.00%, 05/15/2041		915	958,486
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035		4,300	4,411,658
5.00%, 12/31/2036		3,910	3,992,741
5.00%, 12/31/2043		12,250	12,239,815
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)		5,795	5,799,989
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)		3,090	3,030,290
California State University Series 2021-B 2.374%, 11/01/2035		2,000	1,543,820
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)		1,400	1,401,475
Series 2018 5.25%, 12/01/2048(b)		785	797,910
Series 2018-A 5.50%, 12/01/2058(b)		1,090	1,108,223
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033		9,310	9,327,690
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049		1,000	800,300
5.25%, 05/15/2047		5,000	5,382,834
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)		2,000	1,551,464
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)		1,000	864,715
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)		4,000	2,693,835
4.00%, 08/01/2047(b)		970	823,930
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)		1,000	690,909
4.00%, 05/01/2057(b)		2,000	1,422,675

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	$	1,000	$703,348
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)		2,000	1,708,488
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)		2,000	1,681,976
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)		1,000	685,634
4.00%, 07/01/2058(b)		1,000	679,298
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)		1,000	755,725
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)		1,500	1,021,117
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)		1,480	1,032,961
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)		3,300	2,515,094
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)		1,245	851,413
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)		2,000	1,329,735
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050		2,225	2,032,452
Series 2021-B Zero Coupon, 06/01/2066		6,700	759,546

	Principal Amount (000)		U.S. $ Value

Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)	$	2,015	$1,659,724
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031		11,910	8,917,350
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(b)		4,500	4,499,647
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034		5,790	5,803,926
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.348% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)		8,075	7,259,964
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2043		11,080	11,893,597
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053		2,000	1,989,059
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044		17,000	17,714,556
Series 2023-E 5.25%, 05/01/2035		5,000	5,762,626
State of California Series 2023 5.00%, 09/01/2043		5,000	5,742,247
5.25%, 09/01/2053		5,000	5,707,940
6.00%, 03/01/2033		1,000	1,083,708
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		1,000	173,618
University of California Series 2024-B 5.00%, 05/15/2026		1,495	1,571,959

			213,766,443

Colorado – 0.9%
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053		1,000	1,025,601
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033		1,000	1,129,793
Series 2023-B 5.25%, 11/15/2034		3,275	3,803,923
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		1,675	1,747,153

	Principal Amount (000)		U.S. $ Value

Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	$	1,000	$1,046,394
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(c) (d) (e)		2,500	1,881,635
E-470 Public Highway Authority Series 2021-B 3.908% (SOFR + 0.35%), 09/01/2039(a)		2,000	1,996,078
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		1,128	947,821
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034		1,300	1,328,033
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)		750	775,759
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042		1,175	1,226,205

			16,908,395

Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048		6,175	6,087,665
State of Connecticut Series 2015-B 5.00%, 06/15/2032		2,350	2,403,679
Series 2015-F 5.00%, 11/15/2030		2,000	2,062,300
5.00%, 11/15/2031		2,500	2,576,362
State of Connecticut Special Tax Revenue Series 2023-A 5.25%, 07/01/2042		7,000	8,110,692

			21,240,698

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046		550	555,511

District of Columbia – 1.8%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2036(h)		10,500	12,637,077

		Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	$	2,630	$2,757,006
Series 2021-A 5.00%, 10/01/2046		10,000	10,560,800
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052		6,975	6,671,475

			32,626,358

Florida – 4.1%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)		3,000	2,645,618
Bexley Community Development District Series 2016 4.70%, 05/01/2036		1,750	1,743,894
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033		1,500	1,501,058
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(b)		1,000	713,107
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(b)		5,000	344,527
5.00%, 07/01/2056(b)		3,000	2,719,845
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(b)		1,585	1,514,458
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038		1,000	540,472
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026		5,500	5,160,117
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033		1,700	1,707,388
Series 2015-A 5.00%, 10/01/2038		4,300	4,329,700
Series 2019-A 5.00%, 10/01/2049		2,500	2,566,061
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)		10,000	11,057,749
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(b)		220	237,804
Series 2023-B 6.45%, 05/01/2027(b)		605	620,208

	Principal Amount (000)		U.S. $ Value

Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(b)	$	1,000	$977,397
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(b)		1,000	1,023,349
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050		1,000	1,001,817
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057		1,000	1,061,824
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032		1,125	1,162,112
Florida State Board of Education Series 2017-B 5.00%, 06/01/2025		2,000	2,049,068
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031		1,200	1,259,039
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036		2,190	2,231,431
JEA Water & Sewer System Revenue Series 2024-A 5.00%, 10/01/2043		1,000	1,124,054
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045		115	115,311
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032		1,305	1,305,093
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031		3,750	3,766,773
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035		5,230	5,497,813
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042		1,000	905,005
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034		5,000	5,187,067

	Principal Amount (000)	U.S. $ Value

Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	$950	$915,203
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,045,123
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,184,357
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	819,887
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,640	2,751,626
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(b)	250	256,502

		77,041,857

Georgia – 3.6%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	10,000	10,556,629
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(b)	2,155	2,172,732
7.00%, 06/01/2041(b)	500	503,965
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,218,250
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,251,599
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,088,757
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,757,626
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,650	3,533,862

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	$5,000	$5,272,722
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.258% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,085,166
Series 2023-C 5.00%, 09/01/2053	5,000	5,320,660
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	157,080
5.00%, 01/01/2039	205	212,804
5.00%, 01/01/2049	2,000	2,036,520
5.00%, 01/01/2056	1,350	1,367,448
Series 2022 5.50%, 07/01/2063	2,000	2,106,948
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,695,153

		66,337,921

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	235	243,419
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,893,692
5.00%, 12/01/2030	565	580,758
5.00%, 12/01/2032	790	812,492
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	2,000	2,044,047
Series 2015-D 5.00%, 11/15/2033	410	417,635
5.00%, 11/15/2035	1,365	1,387,948

		7,379,991

Hawaii – 0.6%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	3,000	3,065,993
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,208,211

		11,274,204

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	1,000	1,048,952

	Principal Amount (000)	U.S. $ Value

Illinois – 5.9%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	$1,605	$1,604,986
Series 2017-D 5.00%, 12/01/2031	1,800	1,839,140
Series 2017-G 5.00%, 12/01/2034	2,350	2,397,971
Series 2019-B 5.00%, 12/01/2030	235	245,870
5.00%, 12/01/2031	345	360,105
5.00%, 12/01/2032	155	161,749
5.00%, 12/01/2033	150	156,427
Series 2023-A 5.00%, 12/01/2034	3,000	3,242,532
Chicago O’Hare International Airport Series 2022 4.625%, 01/01/2053	4,000	4,018,338
5.50%, 01/01/2055	10,900	11,756,963
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,529,092
5.00%, 06/01/2028	2,500	2,680,958
5.00%, 06/01/2029	1,000	1,087,300
County of Cook IL Series 2021-B 4.00%, 11/15/2025	1,000	1,012,369
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	1,627,402
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 5.67%, 12/01/2025(b)	1,500	1,501,869
7.17%, 11/01/2038	150	153,844
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	15,786,923
Series 2021-A 5.00%, 01/01/2043	15,000	16,471,458
Series 2024-A 5.00%, 01/01/2036	3,000	3,599,102
Metropolitan Pier & Exposition Authority Series 2017-A 5.00%, 06/15/2057	1,000	1,014,884
Series 2020 5.00%, 06/15/2050	12,310	12,652,942
State of Illinois Series 2017-D 5.00%, 11/01/2028	8,700	9,252,917
Series 2018-A 5.00%, 10/01/2027	2,000	2,121,908
Series 2023-B 5.00%, 05/01/2033	6,000	6,801,228

	Principal Amount (000)	U.S. $ Value

State of Illinois Sales Tax Revenue Series 2024-A 5.00%, 06/15/2025	$3,000	$3,066,174
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	136	135,736
5.00%, 03/01/2036	2,317	2,307,103
Series 2015-B 6.00%, 03/01/2036	616	619,119

		110,206,409

Indiana – 1.5%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,069,655
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	3,470	2,626,319
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035(h)	2,125	2,444,417
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,109,063
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,012,157
Series 2020-A 3.00%, 11/01/2030	1,295	1,208,059
Series 2021-B 2.50%, 11/01/2030	525	474,628
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	898,424
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,084,204
6.00%, 03/01/2053	1,500	1,611,484
Series 2023-F 7.75%, 03/01/2067	1,225	1,291,809
BAM Series 2023 5.25%, 03/01/2067	10,000	10,660,092

		28,490,311

Iowa – 0.6%
Iowa Finance Authority Series 2022-E 4.517% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,965,481

	Principal Amount (000)	U.S. $ Value

Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	$465	$429,219
4.00%, 12/01/2041	820	660,089
4.00%, 12/01/2046	550	418,911
4.00%, 12/01/2051	985	723,454
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	4,065	4,103,072

		11,300,226

Kansas – 0.2%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	155	162,390
6.50%, 11/15/2042(b)	1,185	1,221,270
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,160,029

		3,543,689

Kentucky – 1.1%
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(b)	930	903,452
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,322,632
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,250,175
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,020,600
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	1,000	999,965
Series 2020-A 4.00%, 12/01/2050	3,000	2,997,505
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.538% (SOFR + 1.98%), 04/01/2054(a)	5,000	5,000,000

	Principal Amount (000)		U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	$	2,330	$2,418,105
5.00%, 10/01/2033		2,670	2,763,141

			20,675,575

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034		2,180	2,180,145
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033		3,790	3,967,840
5.00%, 10/01/2044		3,500	3,590,839
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034		20	20,822
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)		5,000	5,064,724
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034		1,730	1,784,433
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)		355	386,738
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037		600	595,030
2.20%, 06/01/2037		365	347,271
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035		4,500	4,793,804
5.00%, 05/01/2036		4,620	4,906,525

			27,638,171

Maryland – 1.3%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035		1,035	1,086,784
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052		6,000	6,112,863
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036		305	309,403
4.00%, 07/01/2037		360	362,097
5.00%, 07/01/2046		2,960	3,109,213

	Principal Amount (000)		U.S. $ Value

Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	$	3,000	$3,432,265
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2051		4,990	5,386,197
State of Maryland Series 2017-B 5.00%, 08/01/2025		2,000	2,057,105
State of Maryland Department of Transportation Series 2017 5.00%, 09/01/2025		2,000	2,059,206

			23,915,133

Massachusetts – 2.9%
Commonwealth of Massachusetts Series 2024-A 5.00%, 01/01/2041		3,000	3,431,318
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031		1,517	1,491,036
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053		10,000	10,931,268
Series 2023-B 5.00%, 06/01/2051		5,000	5,455,690
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2023-A 5.25%, 07/01/2053		4,840	5,400,509
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048		1,180	1,184,616
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2016Q 5.00%, 07/01/2041		10,000	10,260,834
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 4.00%, 07/01/2044		4,005	3,526,848
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036		2,385	2,452,778
Series 2017-L 5.00%, 07/01/2044		5,000	5,067,342

	Principal Amount (000)		U.S. $ Value

Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	$	5,000	$5,205,036

			54,407,275

Michigan – 1.7%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(f)		2,000	1,480,367
Series 2018 5.00%, 04/01/2036		835	862,011
Series 2021-A 5.00%, 04/01/2031		1,210	1,297,952
Series 2021-B 2.189%, 04/01/2024		400	398,734
2.511%, 04/01/2025		1,030	989,550
3.644%, 04/01/2034		275	220,500
Series 2023-A 6.00%, 05/01/2039		2,000	2,278,939
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.346% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)		5,000	4,792,483
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055		2,000	1,635,097
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044		1,500	1,521,443
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034		11,225	11,270,095
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		2,000	1,816,684
Series 2020-B Zero Coupon, 06/01/2065		1,250	141,097
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033		2,485	2,493,917
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(c) (d)		2,000	1,220,000

			32,418,869

Minnesota – 0.6%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.22%, 01/01/2042(b) (f)		2,000	2,049,980

		Principal Amount (000)	U.S. $ Value

City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	$	1,500	$1,514,164
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)		520	520,499
5.66%, 07/01/2041(b)		1,415	1,425,064
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047		4,500	4,698,066
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030		1,000	1,028,039

			11,235,812

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(e)		1,250	1,231,508

Missouri – 1.5%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042		2,900	2,497,537
4.00%, 02/01/2048		2,965	2,397,541
5.00%, 02/01/2042		2,695	2,632,552
5.00%, 02/01/2048		400	379,153
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048		10,000	11,233,886
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025		190	191,595
5.75%, 03/01/2027		175	178,603
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035		1,485	1,485,858
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046		522	24,360
5.00%, 11/15/2046		1,169	832,647
Series 2021-A 10.00%, 11/15/2037		360	313,835
Series 2021-C 7.50%, 11/15/2046		288	224,427

	Principal Amount (000)		U.S. $ Value

Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	$	425	$382,961
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056		2,700	2,210,865
Missouri Highway & Transportation Commission Series 2019-B 5.00%, 11/01/2025		2,000	2,065,426

			27,051,246

Nebraska – 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028		2,620	2,732,305

Nevada – 1.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042		1,965	2,005,071
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2027		1,400	1,456,442
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)		2,000	264,800
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036		6,725	6,386,031
3.00%, 06/15/2037		4,305	3,948,215
Clark County Water Reclamation District Series 2023 5.00%, 07/01/2049		10,000	10,886,186
State of Nevada Series 2015-D 5.00%, 04/01/2027		2,000	2,040,558
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(b)		2,135	2,172,726
Series 2024 4.00%, 01/01/2050(b)		740	739,433

			29,899,462

New Jersey – 5.3%
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044		1,680	1,686,170

	Principal Amount (000)	U.S. $ Value

Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	$1,700	$1,506,177
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,057,798
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	1,275	1,124,526
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2034	2,000	2,150,768
5.00%, 06/15/2035	1,560	1,677,599
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	2,002,319
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,419,433
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034(h)	3,250	3,837,563
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	724,040
4.00%, 07/01/2047	285	277,743
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,337,054
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,229,717
5.00%, 06/15/2029	2,175	2,268,414
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2035	1,000	1,079,975
Series 2022 4.00%, 06/15/2050	7,585	7,282,569
Series 2023-B 5.00%, 06/15/2040	2,985	3,369,131
5.00%, 06/15/2043	1,985	2,193,997

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	$4,750	$4,769,901
Series 2015-E 5.00%, 01/01/2033	11,000	11,162,891
Series 2017-A 5.00%, 01/01/2034	5,000	5,270,020
Series 2024-A 4.00%, 01/01/2035(h)	3,000	3,211,246
5.00%, 01/01/2032(h)	3,000	3,418,681
5.00%, 01/01/2034(h)	1,000	1,172,944
State of New Jersey Series 2020 5.00%, 06/01/2025	7,000	7,163,976
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	11,355	11,566,933
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,105	4,109,498

		99,071,083

New York – 10.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	6,860	6,869,665
City of New York NY Series 2019-E 5.00%, 08/01/2025	1,970	2,022,398
Series 2021 1.396%, 08/01/2027	5,205	4,676,721
Series 2024-C 4.00%, 03/01/2046(h)	2,000	1,971,260
5.00%, 03/01/2043(h)	1,000	1,116,880
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	2,475	2,500,283
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	2,650	2,950,163
5.00%, 09/01/2053	2,350	2,583,754
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,000	1,050,005
5.00%, 11/15/2031	5,000	5,227,562
Series 2017 5.00%, 11/15/2024	1,755	1,776,406
Series 2017-C 5.00%, 11/15/2028	1,000	1,081,563
5.00%, 11/15/2033	5,500	5,891,203
Series 2020-C 5.25%, 11/15/2055	1,000	1,058,384
Series 2020-D 5.00%, 11/15/2043	1,000	1,066,051

	Principal Amount (000)	U.S. $ Value

Series 2020-E 4.00%, 11/15/2026	$1,000	$1,026,693
5.00%, 11/15/2030	1,500	1,681,330
Series 2021-D 3.888% (SOFR + 0.33%), 11/01/2035(a)	2,365	2,364,703
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,015,253
Series 2015-G 5.00%, 06/15/2027	3,565	3,659,240
Series 2022-A 5.25%, 06/15/2052	5,000	5,544,503
Series 2023 5.00%, 06/15/2034	2,000	2,447,492
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	16,010,726
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B1 5.00%, 08/01/2032	4,000	4,025,293
Series 2014-D1 5.00%, 02/01/2034	5,000	5,005,680
Series 2017-E1 5.00%, 02/01/2036	2,500	2,635,312
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	300	300,983
7.25%, 11/15/2044(b)	510	514,121
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	8,000	8,896,505
5.00%, 11/15/2053	2,000	2,201,706
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	10,263,864
5.25%, 03/15/2033	2,000	2,060,483
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	1,940,147
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,135,018
Series 2019-B 4.00%, 01/01/2050	4,635	4,459,718
Series 2021-O 4.00%, 01/01/2043	1,000	990,307

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	$3,525	$3,481,275
Series 2020 4.00%, 10/01/2030	5,345	5,333,496
Series 2023 5.625%, 04/01/2040	6,500	7,050,087
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	2,000	2,107,128
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	2,098,483
AGM Series 2023 5.00%, 06/30/2049	1,000	1,049,360
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	3,930	3,903,705
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	2,800,808
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,642,172
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,043,631
5.00%, 09/01/2031	3,750	3,766,180
Town of Oyster Bay NY Series 2024 4.00%, 03/07/2025(h)	2,300	2,320,010
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2049	2,000	2,143,228
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,567,110
2.917%, 05/15/2040	2,000	1,507,994
Series 2021-C 5.00%, 05/15/2051	5,000	5,378,326
Series 2022 4.608% (SOFR + 1.05%), 04/01/2026(a)	4,000	3,999,454
Series 2023 5.00%, 11/15/2043	2,000	2,248,976

		188,462,798

North Carolina – 0.8%
City of Charlotte NC Airport Revenue Series 2023 5.00%, 07/01/2044	1,250	1,342,722
5.25%, 07/01/2053	7,250	7,782,668

	Principal Amount (000)	U.S. $ Value

Fayetteville State University Series 2023 4.00%, 04/01/2024(b)	$140	$140,028
4.00%, 04/01/2025(b)	335	335,082
5.00%, 04/01/2026(b)	375	386,410
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2053	2,000	474,319
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,087,641

		15,548,870

Ohio – 2.4%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	6,910	6,584,491
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,047,297
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,071,401
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,088,157
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,159,823
6.75%, 12/01/2052	1,000	1,077,081
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	3,925	3,851,417
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,018,767
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,235,791
Ohio State University (The) Series 2023 5.25%, 12/01/2046	1,000	1,136,281
State of Ohio Series 2017-U 5.00%, 05/01/2025	1,500	1,534,075

	Principal Amount (000)	U.S. $ Value

University of Toledo Series 2023-B 4.61% (SOFR + 0.90%), 06/01/2036(a) (e)	$ 10,000	$9,760,405

		45,564,986

Oklahoma – 0.4%
Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,721,983
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,318,214

		7,040,197

Oregon – 0.0%
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	1,000	405,270
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	2,000	474,118

		879,388

Pennsylvania – 4.9%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	600	310,228
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,458,971
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,475	1,281,706
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,349,776
5.75%, 10/01/2043	5,000	4,885,000
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	930	936,422
City of Philadelphia PA Water & Wastewater Revenue AGM Series 2023-B 5.00%, 09/01/2037	1,250	1,453,670
Commonwealth of Pennsylvania Series 2019 5.00%, 07/15/2025	1,300	1,334,391
Series 2023 5.00%, 09/01/2024	4,000	4,034,761

	Principal Amount (000)	U.S. $ Value

Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	$285	$288,538
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,827,708
5.00%, 04/01/2043	6,250	6,763,792
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,091,947
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	740,980
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	4,031,618
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	10,000	11,314,869
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,003,809
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.00% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,877,017
Pennsylvania Turnpike Commission Series 2022-A 5.00%, 12/01/2036	1,000	1,159,069
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2039	3,000	3,183,403
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.30% (MUNIPSA + 0.85%), 07/15/2041(a)	10,000	9,990,690
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,101,256
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,065,092

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.517% (SOFR + 0.80%), 09/01/2040(a) (b)	$10,000	$9,743,100
School District of Philadelphia (The) Series 2023-A 5.00%, 06/28/2024	5,000	5,021,844

		92,249,657

Puerto Rico – 1.1%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	2,467,104
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	3	3,033
Zero Coupon, 07/01/2033	564	362,911
4.00%, 07/01/2046	21	18,510
5.625%, 07/01/2027	861	908,567
Series 2022-A Zero Coupon, 11/01/2051	2,168	997,103
Series 2022-C 0.00%, 11/01/2043	6,836	3,998,819
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A 5.07%, 11/01/2051	3,747	2,224,686
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,894,854
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,141,302
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)	3,550	2,485,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,190,493
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,311,505
Series 2019-A 4.329%, 07/01/2040	1,504	1,493,364

		20,497,251

South Carolina – 3.1%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	500	491,715
5.26%, 11/01/2032	100	97,551
5.41%, 11/01/2039	1,240	1,193,044
6.28%, 11/01/2039	100	96,423

	Principal Amount (000)	U.S. $ Value

Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	$3,000	$3,008,017
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,457,513
Series 2023-B 5.458% (SOFR + 1.90%), 02/01/2054(a)	5,000	5,148,353
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	2,000	2,140,420
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	3,006,729
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,002,544
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(b)	1,450	878,042
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,591,488
Series 2018-A 5.00%, 05/01/2048	1,000	1,019,454
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(f)	1,600	1,180,288
South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050	4,530	4,552,566
Series 2016-A 5.00%, 12/01/2036	4,750	4,879,955
Series 2016-B 5.00%, 12/01/2036	2,000	2,066,344
5.00%, 12/01/2056	6,250	6,309,280
Series 2021-B 4.00%, 12/01/2038	1,500	1,489,677
Series 2022-A 4.00%, 12/01/2047	10,000	9,556,003
4.00%, 12/01/2052	2,500	2,311,689
5.00%, 12/01/2055	2,500	2,591,234

		58,068,329

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	$400	$410,694

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,576,781
5.125%, 12/01/2042(b)	1,325	1,196,837
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	341,584
4.00%, 08/01/2038	495	488,949
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	1,000	1,013,008
9.50%, 11/01/2052(b)	1,000	1,012,862
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,438,565
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	4,000	4,387,327
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,650,790
State of Tennessee Series 2023 5.00%, 05/01/2042	2,215	2,525,186
Tennergy Corp./TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,344,249
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,068,447
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	1,000	827,548
4.25%, 12/01/2024	1,000	968,844

		29,840,977

	Principal Amount (000)	U.S. $ Value

Texas – 6.7%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(b)	$500	$447,544
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(b)	1,020	1,045,364
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,441,180
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(b)	1,000	1,025,094
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,241,883
Board of Regents of the University of Texas System Series 2017-C 5.00%, 08/15/2025	2,000	2,056,905
Series 2017-J 5.00%, 08/15/2025	2,460	2,529,993
Series 2019-B 5.00%, 08/15/2049	2,000	2,389,674
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,645,000
5.00%, 01/01/2033	1,300	1,335,434
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,052,694
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,513,574
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	505,076
Series 2015-B 5.00%, 07/15/2030	4,650	4,660,648
Series 2018 5.00%, 07/15/2028	1,300	1,324,392
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,313,700
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	908,873
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2036	10,000	10,732,684

	Principal Amount (000)	U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.15% (MUNIPSA + 0.85%), 07/01/2049(a)	$1,000	$994,669
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	502,848
Series 2022-B Zero Coupon, 12/01/2042	2,000	760,410
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,800,548
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2058	10,000	10,780,935
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,484,213
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	945,264
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030	177	99,102
7.25%, 12/31/2030	1,000	993,504
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(c) (d)	4,034	1,500,841
7.50%, 11/15/2036(c) (d)	970	798,680
7.50%, 11/15/2037(c) (d)	150	115,334
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,830	1,830,544
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	307,745
Series 2022 5.00%, 01/01/2057	1,000	717,613
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,380,612

	Principal Amount (000)	U.S. $ Value

North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	$3,330	$3,355,761
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2035	5,000	5,057,299
Series 2015-B 5.00%, 01/01/2034	1,700	1,721,438
Series 2016-A 5.00%, 01/01/2036	1,000	1,033,209
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,676,304
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	5,445	5,533,046
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(b)	850	804,757
State of Texas Series 2014 4.00%, 04/01/2034	7,200	7,203,346
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(c) (d) (i) (j) (k)	1,514	0
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(c) (d) (i) (j) (k)	3,097	0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c) (d) (j)	2,118	1,376,970
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	2,000	2,220,804
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,392,843
5.00%, 08/15/2034	1,945	1,955,152
Texas Transportation Commission State Highway Fund Series 2024 5.00%, 04/01/2025(h)	3,000	3,061,205

		125,574,708

	Principal Amount (000)	U.S. $ Value

Utah – 0.5%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	$3,265	$3,306,650
Intermountain Power Agency Series 2022-A 5.00%, 07/01/2045	5,045	5,521,940

		8,828,590

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(b)	1,000	1,014,364

Virginia – 1.1%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,936,614
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	690	668,739
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,410	1,417,475
County of Fairfax VA Series 2024-A 5.00%, 10/01/2025	1,000	1,032,566
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	1,000	1,019,645
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	815	754,882
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,031,819
Virginia Port Authority Series 2015-A 5.00%, 07/01/2030	2,730	2,788,792
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	1,000	1,038,984
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,179,089

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	$6,000	$6,005,900

		19,874,505

Washington – 2.5%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046	2,000	2,369,162
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	300	311,822
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	5,428,782
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	2,000	2,048,946
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	2,075,967
Series 2021 4.00%, 08/01/2041	2,000	1,953,872
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	2,000	2,044,161
5.00%, 12/01/2038	2,500	2,552,599
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,972,151
State of Washington Series 2020-R 5.00%, 07/01/2025	2,500	2,567,280
Series 2022-R 5.00%, 07/01/2025	4,000	4,107,648
Series 2024-C 5.00%, 02/01/2025	3,420	3,481,279
Series 2024-D 5.00%, 06/01/2025	3,920	4,018,106
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	455	427,601
5.00%, 09/01/2039	450	481,311
5.00%, 09/01/2040	700	745,324
5.00%, 09/01/2045	430	454,683
5.00%, 09/01/2050	500	523,733
Series 2021 3.00%, 12/01/2034(b)	425	402,972
4.00%, 12/01/2048(b)	1,740	1,601,047
5.00%, 12/01/2027(b)	440	463,799
5.00%, 12/01/2028(b)	305	326,240
5.00%, 12/01/2029(b)	170	184,295
5.00%, 12/01/2030(b)	265	289,924
5.00%, 12/01/2031(b)	265	291,527
5.00%, 12/01/2032(b)	225	247,576
5.00%, 12/01/2033(b)	245	269,424

	Principal Amount (000)	U.S. $ Value

Washington Higher Education Facilities Authority (Corp. of Gonzaga University (The)) Series 2023 4.00%, 04/01/2043	$2,600	$2,545,705
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	724,442
5.00%, 01/01/2055(b)	365	240,577
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(b)	1,000	1,090,784

		46,242,739

West Virginia – 0.2%
Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(b)	150	161,020
Series 2023-B 8.00%, 06/01/2053(b) (f)	815	181,738
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	1,955	1,825,377
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,250	2,288,880

		4,457,015

Wisconsin – 3.6%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	1,000	743,882
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(h)	1,000	1,146,870
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	1,000	1,000,206
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(h)	5,000	5,604,215
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,250	1,293,276

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	$1,375	$1,429,869
4.00%, 10/15/2036	2,600	2,682,555
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	250	204,552
5.00%, 11/01/2054	215	168,352
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	310,292
4.00%, 12/15/2036	335	338,898
4.00%, 12/15/2037	320	321,128
4.00%, 12/15/2038	335	333,821
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	255	223,415
Series 2022-A 3.875%, 12/01/2039(b)	1,170	1,017,818
Wisconsin Public Finance Authority Series 2024 Zero Coupon, 02/01/2031(h)	1,000	620,640
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	790,489
5.00%, 07/01/2058	750	764,989
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	532,360
5.00%, 01/01/2036	500	529,188
5.00%, 01/01/2037	500	526,171
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	6,750	5,992,260
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,795	1,818,603
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,155,903
5.75%, 02/01/2052(b)	1,500	1,518,891
6.00%, 02/01/2062(b)	1,700	1,741,246
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,397,382

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	$2,825	$2,840,203
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,784,663
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,000	665,688
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(b)	3,465	3,484,684
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,071,022
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	5,000	3,436,727
Series 2022 4.00%, 06/01/2049(b)	995	720,464
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,935,110

		67,145,832

Total Long-Term Municipal Bonds (cost $1,818,552,053)		1,781,361,391

Short-Term Municipal Notes – 0.9%
Colorado – 0.6%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 3.75%, 12/01/2052(l)	11,080	11,080,000

Florida – 0.3%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.50%, 11/15/2042(l)	5,625	5,625,000

Total Short-Term Municipal Notes (cost $16,705,000)		16,705,000

Total Municipal Obligations (cost $1,835,257,053)		1,798,066,391

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Agency CMBS – 0.7%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	$4,845	$4,749,687
Series 2021-2, Class X 0.84%, 03/25/2035(m)	2,423	117,114
Series 2021-3, Class A 3.25%, 08/20/2036	965	884,930
Series 2021-3, Class X 0.79%, 08/20/2036(m)	2,220	114,477
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,261	950,387
Series 2021-ML10, Class ACA 2.046%, 06/25/2038	968	731,603
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,957	1,562,690
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(m)	1,551	82,442
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(m)	2,644	174,570
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series M052 2.65%, 06/15/2036	5,310	4,338,996

		13,706,896

Non-Agency Fixed Rate CMBS – 1.4%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	4,967	4,674,157
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	550	550,728
Series 2021-1, Class A 3.50%, 11/20/2035	956	902,917
City of Fort Wayne IN 10.75%, 12/01/2029(c) (d)	105	11
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(m)	3,929	188,395
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	4,988	4,862,244
Series 2022-1, Class A 4.375%, 09/20/2036	7,830	7,725,323
Series 2022-1, Class X 0.33%, 09/20/2036(m)	6,082	134,338
Series 2022-2, Class A 4.00%, 10/20/2036	3,929	3,752,869
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,269	2,128,985

	Principal Amount (000)	U.S. $ Value

Series 2021-1, Class X 0.726%, 12/20/2035(m)	$1,919	$86,132
Series 2023-1, Class X 1.492%, 04/20/2037(m)	4,993	545,992

		25,552,091

Total Commercial Mortgage-Backed Securities (cost $44,032,324)		39,258,987

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,573	1,534,467
5.25%, 07/01/2036	1,655	1,661,867
5.25%, 07/01/2041	1,125	1,099,039

Total Asset-Backed Securities (cost $4,335,495)		4,295,373

	Shares

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(n) (o) (p) (cost $49,610,329)	49,610,329	49,610,329

Total Investments – 101.3% (cost $1,933,235,201)(q)		1,891,231,080
Other assets less liabilities – (1.3)%		(23,841,227)

Net Assets – 100.0%		$1,867,389,853

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.38%	USD	6,831	$(502,123)	$(60,256)	$(441,867)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,502,651)	$—	$(1,502,651)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,224,231)	—	(1,224,231)
USD	34,900	07/31/2029	1 Day SOFR	3.975%	Annual	—	—	—
USD	34,700	07/31/2029	1 Day SOFR	4.042%	Annual	102,682	—	102,682
USD	40,800	07/31/2030	1 Day SOFR	4.032%	Annual	(58,310)	—	(58,310)
USD	36,900	07/31/2030	1 Day SOFR	3.806%	Annual	(609,141)	—	(609,141)
USD	32,500	07/31/2030	1 Day SOFR	4.016%	Annual	(94,349)	—	(94,349)
USD	15,600	11/01/2030	1 Day SOFR	4.105%	Annual	101,492	—	101,492
USD	6,100	01/08/2031	1 Day SOFR	3.580%	Annual	(132,239)	—	(132,239)
USD	30,000	02/15/2033	3.252%	1 Day SOFR	Annual	1,446,039	—	1,446,039

						$(1,970,708)	$—	$(1,970,708)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	15,000	08/26/2024	MMD 5 Year^	3.250%	Maturity	$267,631	$—	$267,631
Citibank, NA	USD	15,000	08/30/2024	MMD 5 Year^	3.200%	Maturity	313,185	—	313,185
Citibank, NA	USD	8,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	269,221	—	269,221
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	2,178,342	—	2,178,342

							$3,028,379	$—	$3,028,379

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $195,004,272 or 10.4% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.53% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,935,958	$4,962,502	0.27%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 - 07/20/2022	4,116,975	223,500	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	1,881,635	0.10%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	3,582,364	2,626,319	0.14%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	1,233,804	1,231,508	0.07%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,830,000	1,830,544	0.10%
University of Toledo Series 2023-B 4.61%, 06/01/2036	06/30/2023	10,000,000	9,760,405	0.52%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	5,992,260	0.32%

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 29, 2024.
(g)	Inverse floater security.
(h)	When-Issued or delayed delivery security.
(i)	Fair valued by the Adviser.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036	05/22/2015	$1,528,934	$0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	05/07/2015 - 11/10/2015	3,128,630	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010	2,094,247	1,376,970	0.07%

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	IO - Interest Only.
(n)	Affiliated investments.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,150,472 and gross unrealized depreciation of investments was $(77,538,789), resulting in net unrealized depreciation of $(41,388,317).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

MMD – Municipal Market Data

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,781,361,391	$0	(a)	$1,781,361,391
Short-Term Municipal Notes	—	16,705,000	—		16,705,000
Commercial Mortgage-Backed Securities	—	39,258,987	—		39,258,987
Asset-Backed Securities	—	4,295,373	—		4,295,373
Short-Term Investments	49,610,329	—	—		49,610,329

Total Investments in Securities	49,610,329	1,841,620,751	0	(a)	1,891,231,080
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,650,213	—		1,650,213
Interest Rate Swaps	—	3,028,379	—		3,028,379
Liabilities:
Centrally Cleared Credit Default Swaps	—	(502,123)	—		(502,123)
Centrally Cleared Interest Rate Swaps	—	(3,620,921)	—		(3,620,921)

Total	$49,610,329	$1,842,176,299	$0	(a)	$1,891,786,628

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,136	$459,911	$438,437	$49,610	$1,080